OMB Number: 3235-0675

Expires: March 31, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Citigroup GLOBAL MARKETS Mortgage Securities VII Inc.

(F/K/A Salomon brothers mortgage securities vii, inc.)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  X   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2012 to December 31, 2012

Date of Report (Date of filing): February 14, 2013

Commission File Number of securitizer: 025-00573

Central Index Key Number of securitizer: 0000809877

Susan Mills, Citigroup Global Markets Mortgage Securities VII Inc., (212) 723-6376

Matthew Lyons, SNR Denton US LLP, (212) 768-6867

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) []

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]1

1 The securitizer has no activity to report during the prior calendar year except for activity that was reported on the Form ABS-15G filing made on November 14, 2012.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report during the prior calendar year except for activity that was reported on the Form ABS-15G filing made on November 14, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Citigroup GLOBAL MARKETS Mortgage Securities VII Inc.

Date: February 14, 2013	/s/ Susan Mills
Name: Susan Mills
Title: Vice President
(senior officer in charge of securitization of the securitizer)